LONG-TERM PREPAYMENTS AND OTHER ASSETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LONG-TERM DEPOSITS AND PREPAYMENTS
Deposits paid to airline suppliers	¥ 209		¥ 215
Deposits paid to hotel suppliers	5		117
Deposit paid to lessor	50		50
Deposits paid to advertising suppliers	7		42
Others deposit	55		46
Prepayment for acquisition of property and equipment	93		76
Long-term derivative assets	0		39
Others	35		78
Total	¥ 454	$ 62	¥ 663